PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment [abstract]
Depreciation expense	$ 89,044	$ 64,461
Costs of the acquired property and equipment	$ 131,352	$ 98,814